Accounts Payable and Other Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Accrued Liabilities

As of March 31, 2026 and December 31, 2025, accounts payable and other accrued liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Accounts payable	$3,357,767	$2,829,212
Accrued liabilities	1,852,453	1,939,322
Total accounts payable and other accrued liabilities	$5,210,220	$4,768,534

As of December 31, 2025 and 2024, accounts payable and other accrued liabilities consists of the following:

	December 31, 2025	December 31, 2024
Accounts payable	$2,829,212	$3,511,303
Accrued liabilities	1,939,322	3,102,490
Total accounts payable and other accrued liabilities	$4,768,534	$6,613,793